Schedule of Movement of Valuation Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Balance at beginning of the period/ year	$ 116,333	$ 9,236
Increase recognized in the income statement	79,870	106,950
Foreign exchange difference	(1,429)	147
Balance at end of the period/ year	$ 194,774	$ 116,333